Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

9.    Leases

Operating leases of the Group mainly include land use rights and leases of offices, warehouse, delivery and servicing center and vehicle.

The components of lease expenses were as follows:

	Year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Operating lease expenses	135,663	121,393	97,707
Short-term lease expenses	24,359	56,808	57,339
Total	160,022	178,201	155,046

Short-term leases primarily represent the lease with a term of 12 months or less.

The operating lease expense and short-term lease expense were recognized in cost of revenues, fulfillment, sales and marketing, research and development and general and administrative expenses.

Supplemental cash flows information related to leases was as follows:

	Year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating lease	146,733	126,758	102,402
RoU assets obtained in exchanges for lease liabilities
RoU assets obtained in exchanges for new operating lease liabilities	66,494	54,944	50,079

A summary of supplemental information related to leases as of December 31, 2023 and 2024 is as follows:

	As of
	December 31,
	2023	2024
	RMB	RMB
	(in thousands)
Land use rights, net	11,033	10,808
Operating lease right-of-use assets, net (excluding land use rights)	224,930	179,945
Operating lease RoU assets, net	235,963	190,753
Operating lease liabilities – current	91,230	81,379
Operating lease liabilities – non-current	146,970	109,096
Total operating lease liabilities	238,200	190,475

9.    Leases (continued)

	As of
	December 31,
	2023	2024
Weighted average remaining lease term
Land use rights	49 years	48 years
Operating leases	3.31 years	2.23 years
Weighted average discount rate
Land use rights	—	—
Operating leases	4.38%	4.24%

A Summary of maturities of lease liabilities as of December 31, 2024 were as follows:

As of
December 31,
2024
RMB
(in thousands)
2025	87,590
2026	36,123
2027	14,243
2028	10,525
2029	8,676
Thereafter	62,737
Total undiscounted lease payments	219,894
Less: interest	(29,419)
Present value of lease liabilities	190,475

As of December 31, 2024, the Group has RMB1,226 thousand lease contract that has been entered into but not yet commenced. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.